INTANGIBLE - Goodwill and intangible assets with indefinite useful life (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	R$ 8,192,339	R$ 8,192,339
Growth rate used to extrapolate cash flow projections	3.63%
Discount rate used in current estimate of value in use	8.87%
Goodwill - Facepa (Tissue plant in Belém/PA)
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	R$ 119,332	119,332
Fibria
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	7,897,051	7,897,051
Goodwill - MMC Brasil (Tissue plant in Mogi das Cruzes/SP)
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	170,859	170,859
Other (1)
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	R$ 5,097	R$ 5,097